SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

	Balance at	Charged to		Balance at
	Beginning of	Costs and		End of
	Period	Expenses	Deductions	Period

December 31, 2011
Allowance for doubtful receivables	$-	$-	$-	$-
Allowance for sales returns	15,077	2,379,040	2,347,160	46,957
Inventory reserves	55,780	372,777	97,366	331,191
December 31, 2012
Allowance for doubtful receivables	$-	$-	$-	$-
Allowance for sales returns	46,957	2,407,567	2,427,381	27,143
Inventory reserves	331,191	434,690	-	765,882